Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events
Subsequent Events

12. Subsequent Events

Signing of West Olympia Pharmacy, PLLC Purchase Agreement

Subsequent to March 31, 2025, on April 10, 2025, the Company signed an agreement to acquire 100% membership interest of West Olympia Pharmacy, PLLC (“West Olympia Pharmacy”), an independent retail pharmacy located in West Olympia, Washington, in exchange for total consideration of $975,000 USD. Upon signing of the agreement, $50,000 USD was paid by the Company to the seller, with $865,000 USD to be paid to the seller upon closing of the transaction. The closing of the agreement is contingent upon the successful transfer of the seller’s licenses to the Company. Upon completion of this transfer, the Company will assume the associated risks and rewards of ownership related to the acquisition. Twelve months following the transaction’s closing date, the Company is obligated to pay the seller an additional $60,000 USD, subject to reduction by any liabilities settled by the Company on the seller’s behalf.